GOODWILL (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 04, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [abstract]
Goodwill	$ 2,294,072	$ 2,294,072	$ 2,672,550	$ 2,710,382	$ 2,280,575